Retirement Plans (Expected Benefit Payments) (Details) $ in Millions	May 29, 2016 USD ($)
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 12.5
2018	12.6
2019	13.0
2020	13.7
2021	14.2
2022-2026	79.3
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2017	1.3
2018	1.3
2019	1.3
2020	1.3
2021	1.3
2022-2026	$ 6.2